Note 25 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands						1 Months Ended
	Jul. 18, 2024 USD ($)	Jul. 15, 2024 USD ($)	Jul. 01, 2024 $ / shares	Feb. 16, 2024 USD ($)	Dec. 07, 2023 USD ($)	Jul. 31, 2024 USD ($)	Jul. 09, 2024	Jun. 30, 2024	Dec. 31, 2023
Number of Dry-bulk Vessels								37	42
Loans Payable [Member] | Loan Agreements with 6 Companies [Member]
Proceeds from Issuance of Long-term Debt, Total				$ 16,380	$ 12,000
Frontier [Member]
Dead Weight Tonnage of Vessels								181,415
Subsequent Event [Member]
Repayments of Long-Term Debt						$ 16,720
Number of Vessels Under Sale and Bareboat Agreement						2
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member]
Proceeds from Collection of Loans Receivable						$ 19,663
Subsequent Event [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2024 [Member]
Number of Dry-bulk Vessels						1
Payments to Acquire Lease Receivables						$ 16,000
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Subsequent Event [Member] | Loans Payable [Member]
Repayments of Long-Term Debt		$ 8,255
Subsequent Event [Member] | Loans Payable [Member] | Loan Agreements with 6 Companies [Member]
Proceeds from Issuance of Long-term Debt, Total	$ 21,600
Subsequent Event [Member] | Frontier [Member]
Dead Weight Tonnage of Vessels							181,415
Common Stock [Member] | Subsequent Event [Member] | O, 2024, Q3 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares			$ 0.115
Dividends Payable, Date Declared			Jul. 01, 2024
Dividends Payable, Date to be Paid			Aug. 06, 2024
Dividends Payable, Date of Record			Jul. 19, 2024
Series B Preferred Stock [Member] | Subsequent Event [Member] | O, 2024, Q3 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares			$ 0.476563
Dividends Payable, Date Declared			Jul. 01, 2024
Dividends Payable, Date to be Paid			Jul. 15, 2024
Dividends Payable, Date of Record			Jul. 12, 2024
Series C Preferred Stock [Member] | Subsequent Event [Member] | O, 2024, Q3 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares			$ 0.53125
Dividends Payable, Date Declared			Jul. 01, 2024
Dividends Payable, Date to be Paid			Jul. 15, 2024
Dividends Payable, Date of Record			Jul. 12, 2024
Series D Preferred Stock [Member] | Subsequent Event [Member] | O, 2024, Q3 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares			$ 0.546875
Dividends Payable, Date Declared			Jul. 01, 2024
Dividends Payable, Date to be Paid			Jul. 15, 2024
Dividends Payable, Date of Record			Jul. 12, 2024
Series E Preferred Stock [Member] | Subsequent Event [Member] | O, 2024, Q3 Dividends [Member]
Dividends Payable, Amount Per Share (in dollars per share) | $ / shares			$ 0.554688
Dividends Payable, Date Declared			Jul. 01, 2024
Dividends Payable, Date to be Paid			Jul. 15, 2024
Dividends Payable, Date of Record			Jul. 12, 2024